Related party transactions (Details Textual) - USD ($)			1 Months Ended					3 Months Ended				6 Months Ended		12 Months Ended
		Jan. 03, 2017	May 22, 2017	Dec. 31, 2016	Jun. 03, 2016	Oct. 01, 2015	Aug. 31, 2014	Jun. 30, 2017	Mar. 31, 2017	Sep. 30, 2016	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016
Related Party Transaction [Line Items]
Indemnification Under Technical Issues										$ 800,000
Distribution Made to Limited Partner, Cash Distributions Paid							$ 14,400,000	$ 14,438,000			$ 10,967,000	$ 28,155,000	$ 21,934,000	$ 43,877,000
Partners' Capital Account, Unit-based Compensation												189,000		189,000
Percentage of Interest Rate For Sellers Credit Note						8.00%
Product Warranty Expense								200,000				200,000
Proceeds From Indemnifications of Additional Warrant Costs												1,100,000
Director [Member]
Related Party Transaction [Line Items]
Partners' Capital Account, Unit-based Compensation	[1]											189,000		189,000
Chief Executive Officer Chief Financial Officer [Member] | Phantom Units [Member]
Related Party Transaction [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross					21,500
PGN FSRU Lampung [Member]
Related Party Transaction [Line Items]
Indemnification Under the Omnibus Agreement								300,000	$ 300,000	800,000			1,000,000	$ 2,400,000
Revolving Credit Facility [Member]
Related Party Transaction [Line Items]
Debt Instrument, Description of Variable Rate Basis							LIBOR plus a margin of 4.0%
Line of Credit Facility, Maximum Borrowing Capacity							$ 85,000,000
Line of Credit Facility, Commitment Fee Percentage							1.40%
Line of Credit Facility, Expiration Date							Jan. 01, 2020
Omnibus Agreement [Member]
Related Party Transaction [Line Items]
Environmental Indemnifications								$ 5,000,000				5,000,000
Seller Credit Note [Member]
Related Party Transaction [Line Items]
Repayments of Debt				$ 12,600,000
Hoegh LNG and Subsidiaries [Member]
Related Party Transaction [Line Items]
Distribution Made to Limited Partner, Cash Distributions Paid												$ 13,700,000	$ 12,800,000
LP Long Term Incentive Plan [Member] | Director [Member]
Related Party Transaction [Line Items]
Partners' Capital Account, Units, Unit-based Compensation			9,805		10,650
Partners' Capital Account, Unit-based Compensation			$ 189		$ 189
Hoegh LNG [Member]
Related Party Transaction [Line Items]
Environmental Indemnifications, Description												No claim may be made unless the aggregate dollar amount of all claims exceeds $0.5 million, in which case Hegh LNG is liable for claims only to the extent such aggregate amount exceeds $0.5 million.
Indemnification Under Technical Issues									$ 300,000
Percentage of Ownership Interest In Acquisition		51.00%
Hoegh Grace Entities [Member]
Related Party Transaction [Line Items]
Percentage of Ownership Interest In Acquisition												51.00%
Hoegh Gallant [Member]
Related Party Transaction [Line Items]
Indemnification Under the Omnibus Agreement										$ 900,000
Indemnification Of Other Costs Relating To Commencement Of Services											$ 100,000

[1]	Cash contribution from Höegh LNG: As described under “Indemnifications” below, Höegh LNG made indemnification payments to the Partnership which were recorded as contributions to equity.